Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2025	2026
	$	$
At cost:
Machinery and equipment	11,122	11,878
Furniture and fixtures	79	97
Leasehold improvements	743	700
Motor vehicles	151	151

Total	12,095	12,826
Less: Accumulated depreciation	(10,679)	(11,096)
Less: Accumulated impairment	(1,322)	(1,322)
Less: Impairment loss	-	(19)

Property, plant and equipment, net	94	389

Depreciation expense incurred for the years ended March 31, 2024, 2025 and 2026 were $159, $9 and $31, respectively.

For the years ended March 31, 2024 and 2026, as the estimated undiscounted future cash flows are less than the carrying value of property, plant and equipment, an impairment loss of $335 and $19 was recognized respectively. Income approach was used to measure the fair value of assets and liabilities. Impairment loss was recognized as the adverse changes in the business climate negatively impacted the Group’s business operations.

No impairment of property, plant and equipment was recognized during the years ended March 31, 2025.

During the fiscal years ended March 31, 2025 and 2026, the company sold an apartment located in Shenzhen, China in each year for net proceeds of $333 and $82 respectively after transaction taxes.

As of March 31, 2026, property, plant and equipment with net carrying amount of $67 were pledged as collateral. (see note 16)